Condensed Consolidated Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Net loss per common share – diluted	$ (0.22)	$ (0.45)	$ (0.43)	$ (0.91)	$ (4.23)	$ (1.92)
Weighted-average number of common shares outstanding – diluted	66,595,746	20,830,314	65,340,688	20,735,694	39,872,308	19,187,873